COMMITMENTS AND CONTINGENCIES - Summary of Lease Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 102,938	$ 85,036	$ 308,814	$ 255,109	$ 352,080	$ 340,146